John Hancock
New York
Tax-Free Income
Fund

SEMI
ANNUAL
REPORT

2.28.03

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[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 13

For your information
page 25


Dear Fellow Shareholders,

After a robust start to 2003, the stock market quickly gave in to the continuing pressures that plagued it throughout 2002. The threat of war with Iraq increased and became a reality in mid-March. The uncertainty surrounding these and other geopolitical issues became uppermost in investors' minds and caused the market to continue the tumble that marked 2002. In the first two months of 2003, the Dow Jones Industrial Average returned -4.98%, the Standard & Poor's 500 Index lost 4.08% and the Nasdaq Composite Index was relatively flat, at 0.15%. Bonds advanced in the same period as investors sought safety.

The market's results through February 2003 matched the trend of the last three years, in which stocks lost ground every year as the economy stalled, corporate spending and profits were lackluster and investor confidence plunged amid corporate scandals. Bonds, on the other hand, outperformed stocks for a third straight year and produced positive results in 2002, while 96% of U.S. diversified stock mutual funds lost money. These results only confirm the importance of having a portfolio well diversified among stocks, bonds and cash.

In fact, the disparity between stock and bond results over the last three years means that many investors' portfolios may have shifted substantially in their mix between stocks and bonds. We recommend working with your investment professional to rebalance your assets according to your long-term goals.

After three down years -- one of the longest declines in modern history -- no one can predict when the bear market cycle will turn. Currently, uncertainties abound, with ongoing concerns about the economy and the risks of war.

While all these factors are beyond our control, investors can take charge of how they maneuver through the inevitable bull and bear market cycles. We've said it before, but it bears repeating: the key is to keep a long-term perspective and work with your investment professional to develop and maintain a properly diversified portfolio. We believe this offers the best protection in the tough times and the best means to reach your long-term goals.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
a high level of
current income,
exempt from
federal, New York
State and New
York City personal
income taxes,
consistent with
preservation
of capital.

Over the last six months

* New York munis turned in positive returns, mostly due to the income they generated rather than from price appreciation.

* The Fund's performance was helped by its heightened interest-rate sensitivity as interest rates declined and bond prices rose.

* Muni bonds related to the airline industry hurt performance.

[Bar chart with heading "John Hancock New York Tax-Free Income Fund." Under the heading is a note that reads "Fund performance for the six months ended February 28, 2003." The chart is scaled in increments of 1% with 0% at the bottom and 3% at the top. The first bar represents the 2.78% total return for Class A. The second bar represents the 2.42% total return for Class B. The third bar represents the 2.42% total return for Class C. A note below the chart reads "Total returns for Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 3.5%   Puerto Rico Aqueduct and Sewer Auth, 7-1-11, 10.527%
 3.5%   New York City Municipal Water Finance Auth, 6-15-33, 5.500%
 3.0%   New York State Dormitory Auth, 5-15-19, 5.500%
 2.6%   TSASC, Inc., 7-15-24, 5.500%
 2.4%   Triborough Bridge & Tunnel Auth, 1-1-21, 6.125%
 2.3%   Islip Community Development Agency, 3-1-26, 7.500%
 2.0%   Puerto Rico Public Finance Corp, 8-1-29, 5.500%
 2.0%   New York, City of, 12-1-17, 5.250%
 2.0%   Port Auth of New York and New Jersey, 10-1-19, 6.750%
 2.0%   New York State Dormitory Auth, 7-1-31, 5.250%

As a percentage of net assets on February 28, 2003.



MANAGERS'
REPORT

BY CYNTHIA M. BROWN, BARRY H. EVANS, CFA, AND DIANNE SALES, CFA,
PORTFOLIO MANAGERS

John Hancock
New York Tax-Free Income Fund

During the six-month period ended February 28, 2003, New York municipal bond prices were essentially flat, and the market's positive returns were derived almost entirely from the income bonds produced, rather than capital appreciation. Much like municipal markets in many other states, New York munis were caught in a tug-of-war between a relatively benign interest-rate environment and significantly increased supply. During the early part of the period, the municipal bond market continued to rally along with the U.S. Treasury market, boosted by a lack of inflationary pressures, further interest-rate cuts and a generally weak economic environment. Worries over escalating geopolitical tensions, coupled with concerns about corporate profitability, accounting and governance policies and slumping stock prices fueled very strong demand for munis as an investment alternative and portfolio diversifier. Their generally high credit quality and tax benefits gave munis an advantage over corporate bonds and stocks. In recent months, however, municipals lagged Treasuries due to a number of factors. The chief spoilsport was continued high issuance of new municipal bonds brought on by a combination of low interest rates -- which caused more municipalities to take advantage of low rates to refinance older, more expensive debt -- and rising state and municipal budget deficits. That held particularly true for the New York municipal market, where the worsening fiscal situations of the two largest municipal bond issuers -- the state and New York City -- warranted significant new issue supply as a means to plug growing budget gaps.

"New York munis were
 caught in a tug-of-war
 between a relatively
 benign interest-
 rate environment
 and significantly
 increased supply."

[Photos of Cynthia Brown, Barry Evans and Dianne Sales flush right next to first paragraph.]

FUND PERFORMANCE

For the six months ended February 28, 2003, John Hancock New York Tax-Free Income Fund's Class A, Class B and Class C shares posted total returns of 2.78%, 2.42% and 2.42%, respectively, at net asset value. By comparison, the average New York municipal bond fund returned 2.65%, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund the entire period and did not reinvest all distributions. Please see pages six and seven for longer-term performance information.

LONG DURATION AIDS PERFORMANCE

One strategy that aided our performance during the period was our management of the Fund's duration, a measure of its interest-rate sensitivity. Sensing that the economy was poised to turn in weaker-than-expected results, and that geopolitical and other concerns would prevent the Federal Reserve from raising interest rates, we extended our duration -- that is, made the Fund more interest-rate sensitive -- in anticipation of lower interest rates. Not only did the Fed not raise rates, it cut them during the period. As interest rates declined and bond yields moved lower, our longer duration helped the Fund participate more fully in the rally.

"Our focus on long-
 maturity, non-callable
 bonds helped the Fund..."

LONG-MATURITY, NON-CALLABLES HELP

Our focus on long-maturity, non-callable bonds helped the Fund because they were a big beneficiary of this interest-rate trend. Not only did their long durations mean they were more sensitive to interest-rate cuts, but their relatively high yields were a plus. In this falling-rate environment, issuers increasingly refinanced their debt at prevailing lower rates. Callable bonds -- which can be refinanced at a certain date -- tended to underperform because investors disliked the notion that their money would be returned to them once the call feature was exercised, potentially forcing them to reinvest at lower rates. Since a good portion of the Fund was non-callable, or well protected from being called, we were able to maintain many of our relatively high-yielding bonds.

[Table at top left-hand side of page entitled "Top five sectors." The first listing is Education 15%, the second is Authority 10%, the third Health 10%, the fourth Industrial development 9% and the fifth General obligations 6%.]

Another positive for the Fund was our relatively light weighting in bonds issued by New York City. Facing the dual challenges of reduced revenue collections -- a function of dwindling income and capital gains taxes -- and rising expenses for items such as health care and security, New York City was forced to ramp up its sales of bonds in order to help bridge a widening budget gap. The ensuing increase in supply weighed on New York City bond prices, as did the deteriorating credit outlook for that issuer.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 2-28-03." The chart is divided into three sections (from top to left): Revenue bonds 88%, General obligation bonds 6% and Short-term assets and other 6%.]

AIRLINES, CORPORATES STRUGGLE

Amid overall weakness in the economy, the lingering effects of the 2001 terrorist attacks and ongoing concerns about the potential impact of new attacks on travel and tourism, airline bonds were the biggest disappointment. Throughout the period, we significantly reduced our stake in them in recognition of their ongoing struggles and weak financial performance. Nonetheless, the airline bonds that remained in the portfolio detracted from performance. Bonds issued by municipalities on behalf of projects deemed in the public interest and backed by corporations also came under pressure as corporate profits declined. Here, too, we've pared back our holdings, replacing them -- when we were able to find reasonable values -- with bonds issued by providers of essential services, such as water, electric and sewer. By their very nature, their revenues are less sensitive to a slowing economy.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Long-duration bonds followed by an up arrow with the phrase "Falling interest rates boost prices." The second listing is Non-callable bonds followed by an up arrow with the phrase "High Yields; strong demand boost prices." The third listing is Airline bonds followed by a down arrow with the phrase "Weak travel trends, financial results concerned investors."]

OUTLOOK

Many New York government entities will continue to grapple with budget shortfalls in 2003, so we anticipate that municipal bond issuance will continue to be strong, given the need to creatively plug budget gaps. We also anticipate that the fiscal challenges that many issuers face could prompt some credit-quality downgrades by the major credit-rating agencies. It's an issue we'll be watching closely in 2003. From an interest-rate perspective, we do not foresee any dramatic changes in the near term, barring long, drawn-out military action in Iraq or elsewhere. So we plan to maintain our longer duration holdings until we see definitive signs that the economy is improving.

"...we plan to maintain
 our longer duration
 holdings until we see
 definitive signs that the
 economy is improving."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
February 28, 2003

The index used for
comparison is the
Lehman Brothers
Municipal Bond
Index, an unmanaged
index that includes
municipal bonds and
is commonly used
as a measure of
bond performance.

It is not possible to
invest directly in
an index.

                              Class A      Class B      Class C        Index
Inception date                9-13-87      10-3-96       4-1-99           --

Average annual returns with maximum sales charge (POP)
One year                         1.74%        0.78%        3.77%        7.67%
Five years                       4.29%        4.18%          --         6.08%
Ten years                        5.30%          --           --         6.33%
Since inception                    --         5.34%        4.34%          --

Cumulative total returns with maximum sales charge (POP)
Six months                      -1.86%       -2.58%        0.38%        3.36%
One year                         1.74%        0.78%        3.77%        7.67%
Five years                      23.36%       22.73%          --        34.31%
Ten years                       67.55%          --           --        84.67%
Since inception                    --        39.55%       18.08%          --

SEC 30-day yield as of February 28, 2003
                                 4.00%        3.50%        3.46%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $18,467 as of February 28, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock New York Tax-Free Income Fund, before sales charge, and is equal to $17,550 as of February 28, 2003. The third line represents the value of the same hypothetical investment made in the John Hancock New York Tax-Free Income Fund, after sales charge, and is equal to $16,758 as of February 28, 2003.

                                    Class B 1    Class C 1
Period beginning                    10-3-96       4-1-99
Without sales charge                $13,956      $11,932
With maximum sales charge                --      $11,813
Index                               $15,199      $12,636

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of February 28, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
February 28, 2003

(unaudited)

This schedule has one main category: tax-exempt long-term bonds, which is broken down by state or territory. Under each state or territory is a list of securities owned by the Fund.

STATE, ISSUER, DESCRIPTION,                                        INTEREST   CREDIT    PAR VALUE
MATURITY DATE                                                          RATE   RATING*  (000s OMITTED)      VALUE
TAX-EXEMPT LONG-TERM BONDS 94.27%                                                                    $72,740,871
(Cost $66,823,826)

Florida 0.67%                                                                                            514,990
Capital Trust Agency,
  Rev Seminole Tribe of Florida Convention &
  Resort Hotel Facil Ser 2002A, 10-01-33                             10.000%     BB         $500         514,990

New York 80.83%                                                                                       62,365,976
Albany Parking Auth,
  Rev Ref Ser 2001A, 07-15-25                                         5.625      BBB+        750         773,377
Chautauqua Tobacco Asset Securitization Corp,
  Tobacco Settlement Rev Asset Backed Bond,
  07-01-40                                                            6.750      A+        1,000       1,054,040
Glen Cove Housing Auth,
  Rev Sr Living Facil The Mayfair Proj, 10-01-26                      8.250      BB+         990       1,059,310
Islip Community Development Agency,
  Community Dev Rev Ref NY Institute of
  Technology Proj, 03-01-26                                           7.500      AAA       1,500       1,790,475
Long Island Power Auth,
  Elec Sys Rev Cap Apprec, 06-01-27                                    Zero      AAA       1,000         301,800
Metropolitan Transportation Auth,
  Commuter Facil Rev 1987 Serv Contract Ser 3,
  07-01-08                                                            7.375      A         1,000       1,160,550
  Rev Ref Serv Contract Ser 2002A, 01-01-29                           5.125      AA-       1,000       1,020,400
  Rev Ser 2002A, 11-15-31                                             5.125      A         1,150       1,163,513
Monroe Newpower Corp,
  Pwr Facil Rev, 01-01-16                                             5.100      BBB+      1,000       1,012,180
Monroe Tobacco Asset Securitization Corp,
  Tobacco Settlement Rev Asset Backed Bond,
  06-01-35                                                            6.375      A         1,000       1,029,270
Nassau County Industrial Development Agency,
  Civic Facil Rev Ser 2001A North Shore Hlth Sys Proj,
  11-01-21                                                            6.250      BB+         275         274,939
  Civic Facil Rev Ser 2001B North Shore Hlth Sys Proj,
  11-01-11                                                            5.875      BB+         450         450,319
New York, City of,
  GO Fiscal 1991 Ser B, 06-01-07                                      8.250      A           200         242,192
  GO Fiscal 1991 Ser D Unref Bal, 08-01-04                            8.000      A             5           5,132
  GO Fiscal 1991 Ser F Unref Bal, 11-15-03                            8.200      A            20          20,423
  GO Ser 2001B, 12-01-17                                              5.250      A         1,500       1,547,685
New York City Health & Hospital Corp,
  Hlth Sys Rev Ser 2002A, 02-15-26                                    5.375      BBB         500         502,815
  Hlth Sys Rev Ser 2003A, 02-15-23                                    5.000      AAA       1,000       1,026,030
New York City Housing Development Corp,
  Multi-Family Mtg Rev FHA Ins Mtg Ln 1993 Ser A,
  10-01-15                                                            6.550      AAA       1,000       1,021,470
New York City Industrial Development Agency,
  Civic Facil Rev Polytechnic Univ Proj, 11-01-30                     6.125      BBB-      1,000         938,640
  Civic Facil Rev Ser 2002A Lycee Francais de
  New York Proj, 06-01-23                                             5.375      A         1,000       1,022,390
  Rev Airis JFK I Llc Ser 2001A Proj, 07-01-28                        5.500      BBB-      1,000         953,840
  Rev Brooklyn Navy Yard Cogeneration Partners,
  10-01-28                                                            5.650      BBB-      1,000         948,950
  Rev Ref LaGuardia Assoc LP Proj, 11-01-28                           6.000      BB+         750         551,850
New York City Municipal Water Finance Auth,
  Wtr & Swr Sys Rev Ref, 06-15-33                                     5.500      AA        2,500       2,673,400
  Wtr & Swr Sys Rev Ref Cap Apprec Ser 2001D,
  06-15-20                                                             Zero      AA        2,000         896,980
  Wtr & Swr Sys Rev Ref Ser 2000 B, 06-15-33                          6.000      AA          460         539,861
  Wtr & Swr Sys Rev Ref Ser 2000 B Preref, 06-15-33                   6.000      AA          740         892,714
  Wtr & Swr Sys Rev Ser 1996A, 06-15-26                               5.375      AAA       1,000       1,062,600
New York City Transitional Finance Auth,
  Rev Future Tax Sec Bond Ser B, 11-15-29                             6.000      AA+       1,000       1,204,570
  Rev Future Tax Sec Bond Ser C, 02-01-17                             5.375      AA+       1,000       1,092,750
New York Local Government Assistance Corp,
  Rev Ref 1993 Ser C, 04-01-17                                        5.500      AA-       1,225       1,397,247
  Rev Ref Cap Apprec 1993 Ser C, 04-01-14                              Zero      AAA       1,100         705,716
New York Mortgage Agency,
  Homeowner Mtg Rev Ref Ser 57, 10-01-17                              6.300      Aa1         500         537,670
  Homeowner Mtg Rev Ref Ser 94, 10-01-30                              5.900      Aa1         500         529,135
New York, State of,
  GO Environmental Quality Fiscal 1994, 12-01-14                      6.500      AA        1,000       1,113,320
New York State Dormitory Auth,
  City Univ Rev Iss Ser U Unref Bal, 07-01-08                         6.375      BBB         210         215,134
New York State Dormitory Auth (cont.),
  Concord Nursing Home Inc Rev, 07-01-29                              6.500      A1          500         547,120
  KMH Homes Inc FHA-Ins Mtg Rev Ser 1991, 08-01-31                    6.950      AA        1,125       1,161,113
  Lease Rev State Univ Dorm Facil Ser A, 07-01-30                     6.000      AA-       1,000       1,119,110
  Miriam Osborn Mem Home Rev Ser B, 07-01-25                          6.875      A           750         841,463
  Rev City Univ Sys Cons 4th Gen Ser 2001A, 07-01-31                  5.250      AA-       1,500       1,540,665
  Rev Ref Lenox Hill Hosp Oblig Group, 07-01-30                       5.500      A3        1,000       1,029,360
  Rev Ser 2003A Columbia Univ, 07-01-24                               5.000      AAA         500         515,035
  St. Luke's-Roosevelt Hospital Center Rev Ser 2000B,
  08-15-40                                                             Zero      AAA       3,000         336,810
  State Univ Ed Facil Rev Ser 1993A, 05-15-15                         5.250      AAA       1,000       1,137,430
  State Univ Ed Facil Rev Ser 1993A, 05-15-19                         5.500      AA-       2,000       2,288,100
  State Univ Ed Facil Rev Ser 2000B, 05-15-23                         5.375      AA-       1,000       1,164,240
  Univ of Rochester Rev Ser 1987 Unref Bal, 07-01-09                  6.500      A+           20          20,092
  Univ of Rochester Ser 2000A, Step Coupon (6.05%,
  07-01-10), 07-01-25                                                  Zero      AAA       1,000         707,900
New York State Environmental Facil Corp,
  State Wtr Poll Control Rev RITES-PA 174, 06-15-11                  15.898#     AAA         500         776,945
  State Wtr Poll Control Revolving Fund Rev Ser 1991E
  Unref Bal, 06-15-10                                                 6.875      AAA          40          42,112
New York State Housing Finance Agency,
  Ins Multi-Family Mtg Hsg 1992 Ser C, 08-15-14                       6.450      AAA         500         510,795
  Ins Multi-Family Mtg Hsg 1994 Ser C, 08-15-14                       6.450      Aa1       1,000       1,037,330
New York State Medical Care Facilities Finance Agency,
  Rev Mental Hlth 1994 Ser E Unref Bal, 08-15-19                      6.250      AAA          30          32,459
New York State Power Auth,
  Gen Purpose Ser W, 01-01-08                                         6.500      AAA         250         291,525
New York State Urban Development Corp,
  Rev Personal Income Tax St Facil Ser 2002A, 03-15-27                5.125      AA        1,000       1,025,810
Onondaga County Industrial Development Agency,
  Rev Sr Air Cargo, 01-01-32                                          6.125      Baa3      1,000       1,019,510
Orange County Industrial Development Agency,
  Civic Facil Rev Ser 2001C Arden Hill Care Ctr,
  Newburgh, 08-01-31                                                  7.000      BB+         500         498,125
Port Auth of New York and New Jersey,
  Spec Proj KIAC Partners Proj Ser 4, 10-01-19                        6.750      BBB       1,500       1,542,210
Suffolk County Industrial Development Agency,
  Civic Facil Rev Ser 2002B Huntington Hosp Proj,
  11-01-22                                                            6.000      BBB       1,000       1,053,910
  Continuing Care Retirement Rev Peconic Landing
  Ser 2000A, 10-01-30                                                 8.000      BB+         500         506,105
Triborough Bridge & Tunnel Auth,
  Gen Purpose Rev Ser 1992Y, 01-01-21                                 6.125      AAA       1,500       1,837,320
  Gen Purpose Rev Ser 1993, 01-01-21                                   Zero      AAA       1,500         662,865
Trust for Cultural Resources of the City of New York,
  Museum of American Folk Art Rev, 07-01-30                           6.125      A           500         553,660
TSASC, Inc.,
  Tobacco Settlement Asset Backed Bond Ser 1,
  07-15-24                                                            5.500      A         2,000       1,975,120
Ulster Tobacco Asset Securitization Corp,
  Tobacco Settlement Rev Asset Backed Bond, 06-01-40                   Zero      A1        1,000         685,510
Upper Mohawk Valley Regional Water Finance Auth,
  Wtr Sys Rev Cap Apprec, 04-01-22                                     Zero      Aaa       2,230         901,611
Westchester County Healthcare Corp,
  Rev Ref Sr Lien Ser 2000A, 11-01-30                                 6.000      A         1,150       1,203,809
Yonkers Industrial Development Agency,
  Civic Facil Rev Ser 2001A Community Development
  Properties, 02-01-26                                                6.625      BBB-      1,000       1,068,120

Puerto Rico 10.02%                                                                                     7,733,384
Childrens Trust Fund (The),
  Tobacco Settlement Asset Backed Bond, 05-15-43                      5.625      A         1,000         972,760
Puerto Rico Aqueduct and Sewer Auth,
  Ref Pars & Inflos Ser 1995 Gtd by the
  Commonwealth of Puerto Rico, 07-01-11                              10.527#     AAA       2,000       2,733,680
Puerto Rico Highway & Transportation Auth,
  Trans Rev Ser B, 07-01-26                                           6.000      A         1,000       1,102,030
Puerto Rico Public Building Auth,
  Rev Gtd Govt Facil Ser A, 07-01-12                                  6.250      AAA       1,110       1,358,329
Puerto Rico Public Finance Corp,
  Commonwealth Approp Ser 2002E, 08-01-29                             5.500      BBB+      1,500       1,566,585

Virgin Islands 2.75%                                                                                   2,126,521
Virgin Islands Public Finance Auth,
  Rev Receipts Tax Ln Ser A, 10-01-24                                 6.500      BBB-        535         593,476
  Rev Sub Lien Fund Ln Notes Ser 1998E, 10-01-18                      5.875      BB+       1,500       1,533,045

TOTAL INVESTMENTS 94.27%                                                                             $72,740,871

OTHER ASSETS AND LIABILITIES, NET 5.73%                                                               $4,418,571

TOTAL NET ASSETS 100.00%                                                                             $77,159,442

* Credit ratings are rated by Standard & Poor's where available, or Moody's Investors Service, Fitch or John Hancock Advisers, LLC, where
  Standard & Poor's ratings are not available.

# Represents rate in effect on February 28, 2003.

  The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.




PORTFOLIO
CONCENTRATION

February 28, 2003
(unaudited)

This table shows
the percentages
of the Fund's
investments
aggregated
by various
industries.
                                     VALUE AS A PERCENTAGE
INDUSTRY DISTRIBUTION                        OF NET ASSETS
General Obligation                                    5.56%
Revenue Bonds -- Authority                            9.55
Revenue Bonds -- Anticipation Note                    2.03
Revenue Bonds -- Bridge & Toll Road                   2.38
Revenue Bonds -- Building                             0.72
Revenue Bonds -- Education                           14.81
Revenue Bonds -- Electric                             2.77
Revenue Bonds -- Environment                          1.01
Revenue Bonds -- General Purpose                      0.91
Revenue Bonds -- Health                               9.54
Revenue Bonds -- Highway                              1.43
Revenue Bonds -- Housing                              5.40
Revenue Bonds -- Improvement                          2.00
Revenue Bonds -- Industrial Development               9.23
Revenue Bonds -- Industrial Revenue                   0.71
Revenue Bonds -- Other                               13.32
Revenue Bonds -- Parking Garage/Authority             1.00
Revenue Bonds -- Power                                1.31
Revenue Bonds -- Single Family                        0.69
Revenue Bonds -- Transportation                       5.19
Revenue Bonds -- Water & Sewer                        4.71

Total tax-exempt long-term bonds                     94.27%

See notes to
financial statements.



ASSETS AND
LIABILITIES

February 28, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $66,823,826)                           $72,740,871
Cash                                                                4,028,036
Receivable for shares sold                                             61,745
Interest receivable                                                   934,861
Other assets                                                            4,381

Total assets                                                       77,769,894

LIABILITIES
Payable for investments purchased                                     512,120
Payable for shares repurchased                                          5,553
Dividends payable                                                      12,897
Payable to affiliates                                                  41,456
Other payables and accrued expenses                                    38,426

Total liabilities                                                     610,452

NET ASSETS
Capital paid-in                                                    72,555,644
Accumulated net realized loss on investments                       (1,353,547)
Net unrealized appreciation of investments                          5,917,045
Accumulated net investment income                                      40,300

Net assets                                                        $77,159,442

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($48,763,726 [DIV] 3,889,658 shares)                           $12.54
Class B ($23,264,531 [DIV] 1,855,779 shares)                           $12.54
Class C ($5,131,185 [DIV] 409,314 shares)                              $12.54

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($12.54 [DIV] 95.5%)                                         $13.13
Class C ($12.54 [DIV] 99%)                                             $12.67

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
February 28, 2003
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Interest                                                           $2,124,813

Total investment income                                             2,124,813

EXPENSES
Investment management fee                                             187,574
Class A distribution and service fee                                   72,259
Class B distribution and service fee                                  113,986
Class C distribution and service fee                                   20,299
Transfer agent fee                                                     36,649
Custodian fee                                                          15,985
Accounting and legal services fee                                      15,640
Auditing fee                                                           11,416
Printing                                                                6,182
Registration and filing fee                                             2,650
Trustees' fee                                                           2,579
Miscellaneous                                                           2,527
Legal fee                                                                 490

Total expenses                                                        488,236
Less expense reductions                                                (2,936)

Net expenses                                                          485,300

Net investment income                                               1,639,513

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investments                                     (361,013)
Change in unrealized appreciation (depreciation) of investments       643,615

Net realized and unrealized gain                                      282,602

Increase in net assets from operations                             $1,922,115

1 Semiannual period from 9-1-02 through 2-28-03.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                          YEAR        PERIOD
                                                         ENDED         ENDED
                                                       8-31-02       2-28-03 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                               $3,139,525    $1,639,513
Net realized loss                                     (523,196)     (361,013)
Change in net unrealized
  appreciation (depreciation)                          172,705       643,615

Increase in net assets
  from operations                                    2,789,034     1,922,115

Distributions to shareholders
From net investment income
Class A                                             (2,262,789)   (1,099,927)
Class B                                               (808,139)     (441,060)
Class C                                                (54,850)      (77,570)
                                                    (3,125,778)   (1,618,557)
From Fund share transactions                         9,629,303     1,877,797

NET ASSETS
Beginning of period                                 65,685,528    74,978,087

End of period 2                                    $74,978,087   $77,159,442

1 Semiannual period from 9-1-02 through 2-28-03. Unaudited.

2 Includes accumulated net investment income of $19,344 and $40,300, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                           8-31-98     8-31-99     8-31-00     8-31-01     8-31-02 1   2-28-03 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $12.25      $12.62      $11.76      $11.82      $12.57      $12.48
Net investment income 3                                   0.66        0.63        0.61        0.58        0.58        0.28
Net realized and unrealized
  gain (loss) on investments                              0.37       (0.75)       0.06        0.75       (0.09)       0.06
Total from
  investment operations                                   1.03       (0.12)       0.67        1.33        0.49        0.34
Less distributions
From net investment income                               (0.66)      (0.63)      (0.61)      (0.58)      (0.58)      (0.28)
From net realized gain                                      --       (0.11)         --          --          --          --
In excess of net realized gain                              --          -- 4        --          --          --          --
                                                         (0.66)      (0.74)      (0.61)      (0.58)      (0.58)      (0.28)
Net asset value,
  end of period                                         $12.62      $11.76      $11.82      $12.57      $12.48      $12.54
Total return 5, 6 (%)                                     8.64       (1.08)       5.95       11.54        4.04        2.78 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $52         $48         $43         $48         $49         $49
Ratio of expenses
  to average net assets (%)                               0.70        0.70        0.77        0.97        1.05        1.04 8
Ratio of adjusted expenses
  to average net assets 9 (%)                             1.10        1.08        1.13        1.12        1.06        1.05 8
Ratio of net investment income
  to average net assets (%)                               5.26        5.06        5.28        4.77        4.71        4.63 8
Portfolio turnover (%)                                      46          58          63          54          36           6

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                           8-31-98     8-31-99     8-31-00     8-31-01     8-31-02 1   2-28-03 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $12.25      $12.62      $11.76      $11.82      $12.57      $12.48
Net investment income 3                                   0.57        0.54        0.53        0.49        0.49        0.24
Net realized and unrealized
  gain (loss) on investments                              0.37       (0.75)       0.06        0.75       (0.09)       0.06
Total from
  investment operations                                   0.94       (0.21)       0.59        1.24        0.40        0.30
Less distributions
From net investment income                               (0.57)      (0.54)      (0.53)      (0.49)      (0.49)      (0.24)
From net realized gain                                      --       (0.11)         --          --          --          --
In excess of net realized gain                              --          -- 4        --          --          --          --
                                                         (0.57)      (0.65)      (0.53)      (0.49)      (0.49)      (0.24)
Net asset value,
  end of period                                         $12.62      $11.76      $11.82      $12.57      $12.48      $12.54
Total return 5, 6 (%)                                     7.88       (1.77)       5.21       10.76        3.31        2.42 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $6          $8          $8         $17         $23         $23
Ratio of expenses
  to average net assets (%)                               1.40        1.40        1.47        1.67        1.75        1.74 8
Ratio of adjusted expenses
  to average net assets 9 (%)                             1.80        1.78        1.83        1.82        1.76        1.75 8
Ratio of net investment income
  to average net assets (%)                               4.56        4.36        4.58        4.07        4.01        3.93 8
Portfolio turnover (%)                                      46          58          63          54          36           6

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                           8-31-99 10  8-31-00     8-31-01     8-31-02 1   2-28-03 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $12.39      $11.76      $11.82      $12.57      $12.48
Net investment income 3                                   0.22        0.53        0.50        0.49        0.24
Net realized and unrealized
  gain (loss) on investments                             (0.63)       0.06        0.75       (0.09)       0.06
Total from
  investment operations                                  (0.41)       0.59        1.25        0.40        0.30
Less distributions
From net investment income                               (0.22)      (0.53)      (0.50)      (0.49)      (0.24)

Net asset value,
  end of period                                         $11.76      $11.82      $12.57      $12.48      $12.54
Total return 5, 6 (%)                                    (3.24) 7     5.21       10.77        3.31        2.42 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 11       -- 11       $1          $3          $5
Ratio of expenses
  to average net assets (%)                               1.40 8      1.47        1.67        1.75        1.74 8
Ratio of adjusted expenses
  to average net assets 9 (%)                             1.78 8      1.83        1.82        1.76        1.75 8
Ratio of net investment income
  to average net assets (%)                               4.23 8      4.58        4.07        4.01        3.87 8
Portfolio turnover (%)                                      58          63          54          36           6

 1 As required, effective 9-1-01, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The change had no effect on per share amounts for the year ended 8-31-02, and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 4.69%, 3.99% and 3.99% for Class A, Class B and Class C shares, respectively. The change had no effect on per share amounts for the period ended 2-28-03, and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 4.57%, 3.87% and 3.81% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

 2 Semiannual period from 9-1-02 through 2-28-03. Unaudited.

 3 Based on the average of the shares outstanding.

 4 Less than $0.01 per share.

 5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 7 Not annualized.

 8 Annualized.

 9 Does not take into consideration expense reductions during the periods shown.

10 Class C shares began operations on 4-1-99.

11 Less than $500,000.

See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock New York Tax-Free Income Fund (the "Fund") is a non-diversified series of John Hancock Tax-Exempt Series Fund, an open-end management investment company registered under the Investment Company Act of 1940. The Fund seeks a high level of current income consistent with preservation of capital that is exempt from federal, New York State and New York City personal income taxes.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended February 28, 2003.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $596,051 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2008 -- $414,005, August 31, 2010 -- $182,046.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next
$500,000,000, (d) 0.40% of the next $250,000,000 and (e) 0.30% of the
Fund's average daily net asset value in excess of $1,250,000,000.

The Fund has an agreement with its custodian bank under which custodian fees are reduced by balance credits applied during the period. Accordingly, the custody expense reduction amounted to $2,936, or 0.01% of the Fund's average net assets, for the period ended February 28, 2003. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended February 28, 2003, JH Funds received net up-front sales charges of $35,969 with regard to sales of Class A shares. Of this amount, $4,082 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $21,006 was paid as sales commissions to unrelated broker-dealers and $10,881 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended February 28, 2003, JH Funds received net up-front sales charges of $22,621 with regard to sales of Class C shares, all of which and was paid as sales commissions to unrelated broker-dealers.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2003, CDSCs received by JH Funds amounted to $50,411 for Class B shares and $1,241 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of the average daily net asset value, plus a fee based on the number of shareholder accounts, and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                  YEAR ENDED 8-31-02          PERIOD ENDED 2-28-03 1
                              SHARES          AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                         646,298      $7,928,002       290,185      $3,619,737
Distributions reinvested     122,714       1,506,073        61,801         769,180
Repurchased                 (687,901)     (8,457,808)     (380,792)     (4,725,324)
Net increase (decrease)       81,111        $976,267       (28,806)      ($336,407)

CLASS B SHARES
Sold                         659,359      $8,142,380       190,627      $2,375,974
Distributions reinvested      37,786         463,804        21,793         271,273
Repurchased                 (211,181)     (2,595,172)     (185,078)     (2,300,778)
Net increase                 485,964      $6,011,012        27,342        $346,469

CLASS C SHARES
Sold                         225,846      $2,776,084       191,491      $2,389,125
Distributions reinvested       1,961          24,185         2,873          35,766
Repurchased                  (12,975)       (158,245)      (44,906)       (557,156)
Net increase                 214,832      $2,642,024       149,458      $1,867,735

NET INCREASE                 781,907      $9,629,303       147,994      $1,877,797

1 Semiannual period from 9-01-02 through 2-28-03. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2003, aggregated $4,679,610 and $6,350,217, respectively.

The cost of investments owned on February 28, 2003, including short-term investments, for federal income tax purposes was $66,795,425. Gross unrealized appreciation and depreciation of investments aggregated $6,157,880 and $212,434, respectively, resulting in net unrealized appreciation of $5,945,446. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the amortization of premiums and accretion of discounts on debt securities.

NOTE E
Change in accounting principle

Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $15,889 increase in the cost of investments and a corresponding decrease in net unrealized appreciation of investments, based on securities held as of August 31, 2001.

The effect of this change for the year ended August 31, 2002, was to increase net investment income by $13,747, decrease unrealized appreciation of investments by $4,898 and increase net realized loss on investments by $8,849.

The effect of this change for the period ended February 28, 2003, was to increase net investment income by $20,956, decrease unrealized appreciation of investments by $7,613 and increase net realized loss on investments by $13,343.

The financial highlights for prior periods have not been restated to reflect this change in presentation.



FOR YOUR
INFORMATION

TRUSTEES

Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell
Maureen R. Ford
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

HOW TO
CONTACT US

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This report is for the information of
the shareholders of the John Hancock
New York Tax-Free Income Fund.

760SA    2/03
         4/03






John Hancock
Massachusetts
Tax-Free Income
Fund

SEMI
ANNUAL
REPORT

2.28.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 13

For your information
page 25


Dear Fellow Shareholders,

After a robust start to 2003, the stock market quickly gave in to the continuing pressures that plagued it throughout 2002. The threat of war with Iraq increased and became a reality in mid-March. The uncertainty surrounding these and other geopolitical issues became uppermost in investors' minds and caused the market to continue the tumble that marked 2002. In the first two months of 2003, the Dow Jones Industrial Average returned -4.98%, the Standard & Poor's 500 Index lost 4.08% and the Nasdaq Composite Index was relatively flat, at 0.15%. Bonds advanced in the same period as investors sought safety.

The market's results through February 2003 matched the trend of the last three years, in which stocks lost ground every year as the economy stalled, corporate spending and profits were lackluster and investor confidence plunged amid corporate scandals. Bonds, on the other hand, outperformed stocks for a third straight year and produced positive results in 2002, while 96% of U.S. diversified stock mutual funds lost money. These results only confirm the importance of having a portfolio well diversified among stocks, bonds and cash.

In fact, the disparity between stock and bond results over the last three years means that many investors' portfolios may have shifted substantially in their mix between stocks and bonds. We recommend working with your investment professional to rebalance your assets according to your long-term goals.

After three down years -- one of the longest declines in modern history -- no one can predict when the bear market cycle will turn. Currently, uncertainties abound, with ongoing concerns about the economy and the risks of war.

While all these factors are beyond our control, investors can take charge of how they maneuver through the inevitable bull and bear market cycles. We've said it before, but it bears repeating: the key is to keep a long-term perspective and work with your investment professional to develop and maintain a properly diversified portfolio. We believe this offers the best protection in the tough times and the best means to reach your long-term goals.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
a high level of
current income
exempt from
federal and
Massachusetts
personal income
taxes, consistent
with preservation
of capital.

Over the last six months

* Despite a bumpy ride, bonds managed to turn in positive returns for the period.

* Like many states, Massachusetts has been facing a serious budget deficit.

* Thanks to their dedicated revenue streams, essential services bonds have remained well insulated from the state's troubles.

[Bar chart with heading "John Hancock Massachusetts Tax-Free Income Fund." Under the heading is a note that reads "Fund performance for the six months ended February 28, 2003." The chart is scaled in increments of 2% with 0% at the bottom and 4% at the top. The first bar represents the 3.58% total return for Class A. The second bar represents the 3.22% total return for Class B. The third bar represents the 3.22% total return for Class C. A note below the chart reads "Total returns for Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 4.6%   Massachusetts Turnpike Auth, 1-1-23, 5.125%
 3.7%   Route 3 North Transit Improvement Assoc., 6-15-29, 5.375%
 3.6%   Holyoke Gas and Electric Department, 12-1-31, 5.000%
 3.2%   Massachusetts Industrial Finance Agency, 12-1-20, 6.750%
 2.9%   Puerto Rico Aqueduct and Sewer Auth, 7-1-11, 10.527%
 2.5%   Mass. Water Pollution Abatement Trust, 2-1-31, 5.125%
 2.3%   Mass. Health and Educational Facilities Auth, 12-15-31, 9.200%
 2.2%   Brockton, City of, 6-15-18, 6.125%
 2.2%   Mass. Health and Educational Facilities Auth, 7-15-37, 5.125%
 2.1%   Mass. Development Finance Agency, 11-1-28, 5.450%

As a percentage of net assets on February 28, 2003.



MANAGERS'
REPORT

BY DIANNE SALES, CFA, BARRY H. EVANS, CFA, AND CYNTHIA M. BROWN,
PORTFOLIO MANAGERS

John Hancock
Massachusetts Tax-Free Income Fund

The tax-exempt market experienced some dramatic swings over the last six months. Bond yields hit a low in September when it looked as if the economy would continue on its path to a slow and steady recovery. By mid-October, however, more robust economic indicators and reaction to the low absolute yield levels produced a dramatic reversal. Bond yields -- which move in the opposite direction of bond prices -- rose as investors worried that a stronger rebound would drive interest rates and inflation higher. Recovery began in late November, as investors were enticed back by higher yields and weakening economic statistics. Bonds continued to rally through early 2003, as global uncertainty kept the lid on economic growth. Despite the bumpy ride, bonds managed to turn in positive returns for the period.

Although municipal bonds did perform well, a huge glut of new issuance and President Bush's proposed tax package caused them to lag Treasuries. With many governmental issuers taking advantage of low interest rates to refinance their current bonds or issue additional debt, we saw a record $350 billion of new issuance flood the market in 2003. This influx of supply limited the upside performance of municipal bonds. What's more, worries about the President's proposed elimination of double dividend taxation added to the downward pressure.

"Despite the bumpy
 ride, bonds managed to
 turn in positive returns
 for the period."

PERFORMANCE REVIEW

For the six months ended February 28, 2003, John Hancock Massachusetts Tax-Free Income Fund's Class A, Class B and Class C shares returned 3.58%, 3.22% and 3.22%, respectively, at net asset value. For the same period, the average Massachusetts municipal bond fund returned 2.80%, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

[Photos of Dianne Sales, Barry Evans and Cynthia Brown flush right next to first paragraph.]

FISCAL TROUBLES IN MASSACHUSETTS

Like many states, Massachusetts is facing a serious budget deficit. There's a fierce debate between the new governor and the legislature on how to close this huge gap. The governor has vowed not to raise income taxes and hopes eliminating wasteful programs will be enough to balance the budget. Many don't believe that spending cuts alone can solve the problem. In our view, as the governor and the legislature get closer to balancing the budget, we're likely to see a combination of spending cuts and increased user taxes on items such as gasoline, alcohol and tolls, as well as governmental fee hikes. We'll closely monitor where these higher taxes and spending cuts will have the biggest impact.

"We also made
 selected invest-
 ments in lower-grade
 bonds that paid off."

ESSENTIAL SERVICES REMAIN STRONG

Our strategy of minimizing exposure to general obligation bonds, while focusing on essential services bonds -- such as water, sewer and electric utilities -- paid off. General obligation bonds, which are directly impacted by spending cuts, have been weakened in the face of the state's fiscal troubles. Thanks to their dedicated revenue streams, essential services bonds have remained well insulated. That's because despite the weakening economy, people will continue to pay for electricity, water and sewer services.

We also made selected investments in lower-grade bonds that paid off. Our position in Harvard Pilgrim HealthCare buoyed performance. Financial troubles forced the state of Massachusetts to take control of this HMO in the late 1990s. Over the last few years, Harvard Pilgrim HealthCare has successfully turned itself around. We took advantage of the company's first financing since undergoing state receivership. With Harvard Pilgrim's enrollments up significantly and continued success in cost management, these bonds have performed well.

[Table at top left-hand side of page entitled "Top five sectors." The first listing is Education 20%, the second is Health 11%, the third Highway 9%, the fourth Water & sewer 7% and the fifth General obligation 7%.]

PORTFOLIO CHANGES

We've reduced our position in bonds with short call dates -- that is, bonds that will be redeemed by the issuer in the near future. Although these bonds offer attractive yields, they often fall in price as their call dates approach. We've used the proceeds to find opportunities to lengthen the Fund's call protection.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 2-28-03." The chart is divided into three sections (from top to left): Revenue bonds 89%, General obligation bonds 7% and Short-term investments and other 4%.]

We've also established a position in tobacco bonds. After a court settlement in which tobacco companies agreed to pay certain states for smoking-related health-care costs, many governments have been issuing bonds that are backed by these payments. Although Massachusetts hasn't issued any tobacco bonds, we've been able to take advantage of an issue by the government of Puerto Rico. These A-rated bonds not only offer attractive yields, but also have strong long-term upside potential, despite some near-term challenges. What's more, they will help minimize our exposure to the state's fiscal woes.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Essential services bonds followed by an up arrow with the phrase "Steady revenue streams." The second listing is Harvard Pilgrim HealthCare followed by an up arrow with the phrase "Increasing enrollments." The third listing is Premium coupon bonds followed by a down arrow with the phrase "Calls limit upside potential."]


OUTLOOK

We believe municipal bonds are likely to be in for a bumpy ride in the year to come. With interest rates expected to remain relatively low, industry experts are predicting a similar level of new issuance this year. Heavy supply will likely keep a lid on municipal bond prices. What's more, the pervasive uncertainty about the direction of the economy, coupled with worries about the war with Iraq, will likely keep investors nervous.

"The Massachusetts
 market, in particular, will
 also be in for its share of
 ups and downs."

The Massachusetts market, in particular, will also be in for its share of ups and downs. Given the state's fiscal situation, there's a real chance the state's credit rating could be downgraded later this year. What's more, a prolonged budget debate could keep investors on the sidelines. With our strong emphasis on essential services bonds and insured holdings, we believe that our shareholders stand to remain relatively well insulated from the state's troubles.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1 Figures from Lipper Inc. include reinvested dividends and do not take into account sales charges. Acutal load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
February 28, 2003

The index used for
comparison is the
Lehman Brothers
Municipal Bond
Index, an unmanaged
index that includes
municipal bonds and
is commonly used
as a measure of
bond performance.

It is not possible to
invest directly in
an index.
                              Class A      Class B      Class C        Index
Inception date                 9-3-87      10-3-96       4-1-99           --

Average annual returns with maximum sales charge (POP)
One year                         3.36%        2.50%        5.47%        7.67%
Five years                       4.55%        4.46%          --         6.08%
Ten years                        5.49%          --           --         6.33%
Since inception                    --         5.64%        4.49%          --

Cumulative total returns with maximum sales charge (POP)
Six months                      -1.09%       -1.78%        1.17%        3.36%
One year                         3.36%        2.50%        5.47%        7.67%
Five years                      24.93%       24.36%          --        34.31%
Ten years                       70.58%          --           --        84.67%
Since inception                    --        42.15%       18.76%          --

SEC 30-day yield as of February 28, 2003
                                 4.22%        3.72%        3.68%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $18,467 as of February 28, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Massachusetts Tax-Free Income Fund, before sales charge, and is equal to $17,864 as of February 28, 2003. The third line represents the value of the same hypothetical investment made in the John Hancock Massachusetts Tax-Free Income Fund, after sales charge, and is equal to $17,061 as of February 28, 2003.

                                    Class B 1    Class C 1
Period beginning                    10-3-96       4-1-99
Without sales charge                $14,216      $12,000
With maximum sales charge                --      $11,880
Index                               $15,199      $12,636

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of February 28, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.


FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
February 28, 2003
(unaudited)

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund's cash position, are listed last.

STATE, ISSUER, DESCRIPTION,                                        INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                                          RATE    RATING*  (000s OMITTED)          VALUE
TAX-EXEMPT LONG-TERM BONDS 96.16%                                                                         $92,059,749
(Cost $85,202,388)

Florida 0.54%                                                                                                 514,990
Capital Trust Agency,
  Rev Seminole Tribe of Florida Convention &
  Resort Hotel Facil Ser 2002A, 10-01-33                             10.000%     BB              $500         514,990

Massachusetts 87.99%                                                                                       84,235,359
Boston City Industrial Development Financing Auth,
  Sewage Facil Rev 1991 Harbor Elec Energy Co Proj,
  05-15-15                                                            7.375      BBB              250         252,895
Boston Water and Sewer Commission,
  Gen Rev 1992 Sr Ser A, 11-01-13                                     5.750      AA-              500         575,265
Brockton, City of,
  State Qualified Municipal Purpose Ln of 1993,
  06-15-18                                                            6.125      A+             2,000       2,069,880
Holyoke Gas and Electric Department,
  Rev Ser A, 12-01-31                                                 5.000      Aaa            3,410       3,459,752
Massachusetts Bay Transportation Auth,
  Gen Trans Sys Rev Ref Ser 1994A, 03-01-14                           7.000      AA             1,000       1,267,580
  Gen Trans Sys Rev Ser 1997D MBIA IBC, 03-01-27                      5.000      AAA            1,000       1,013,820
  Rev Assessment Ser 2000A, 07-01-30                                  5.250      AAA            1,000       1,035,010
Massachusetts College Building Auth,
  Rev Ref Cap Apprec Ser 2003B, 05-01-19                               Zero      AAA            1,000         457,750
Massachusetts, Commonwealth of,
  GO Ref Consol Ln Ser 2001C, 12-01-19                                5.375      AA-            1,000       1,151,900
Massachusetts Development Finance Agency,
  Concord-Assabet Family Servs Rev Ref, 11-01-28                      6.000      Caa3             850         607,087
  Resource Recovery Rev Ogden Haverhill Proj
  Ser 1998B, 12-01-19                                                 5.500      BBB            1,500       1,348,770
  Resource Recovery Rev Southeastern MA Sys
  Ser 2001A, 01-01-16                                                 5.625      AAA              500         555,605
  Rev Belmont Hill School, 09-01-31                                   5.000      A              1,000       1,005,680
  Rev Mass College of Pharmacy & Allied Health
  Sciences, 07-01-33                                                  5.750      BBB            1,000         980,640
  Rev Ref Combined Jewish Philanthropies Ser 2002A,
  02-01-22                                                            5.250      Aa3              875         927,036
  Rev Volunteers of America Concord Assisted Living
  Ser 2000A, 10-20-41                                                 6.900      AAA            1,000       1,160,310
  Rev YMCA Greater Boston Iss, 11-01-19                               5.350      BBB+           1,000       1,015,640
  Rev YMCA Greater Boston Iss, 11-01-28                               5.450      BBB+           2,000       1,988,880
Massachusetts Educational Financing Auth,
  Ed Ln Rev Iss D Ser 1991A, 01-01-09                                 7.250      AAA              160         162,072
Massachusetts Health and Educational Facilities Auth,
  Rev Boston College Iss Ser J Unref Bal, 07-01-21                    6.625      AAA               35          35,504
  Rev Civic Investments Ser 2002B, 12-15-31                           9.200      BB             2,000       2,187,600
  Rev Dana-Farber Cancer Institute Ser G-1, 12-01-22                  6.250      A                500         529,920
  Rev Harvard Univ Iss Ser FF, 07-15-37                               5.125      AAA            2,000       2,059,960
  Rev Harvard Univ Iss Ser W, 07-01-35                                6.000      AAA            1,000       1,199,230
  Rev Melrose-Wakefield Hosp Iss Ser B, 07-01-06                      6.350      AAA              500         512,185
  Rev Milford-Whitinsville Hosp Ser D, 07-15-32                       6.350      BBB-           1,500       1,533,960
  Rev New England Medical Ctr Hosp Ser 2002H,
  05-15-25                                                            5.000      AAA              500         505,115
  Rev Ref Boston College Iss Ser L, 06-01-26                          5.000      AA-            1,500       1,517,565
  Rev Ref Boston College Iss Ser L, 06-01-31                          4.750      AA-            1,000         993,770
  Rev Ref Brandeis Univ Iss Ser J, 10-01-26                           5.000      Aaa            1,750       1,786,680
  Rev Ref Harvard Pilgrim Health Ser A, 07-01-18                      5.000      AAA            1,000       1,025,250
  Rev Ref Harvard Univ Ser 2001DD, 07-15-35                           5.000      AAA            1,000       1,014,850
  Rev Ref Partners HealthCare Sys Ser 2001C, 07-01-32                 5.750      AA-            1,000       1,050,030
  Rev Ref Tufts Univ Ser 2002J, 08-15-17                              5.500      AA-              500         578,175
  Rev Ref Univ of Mass Worcester Campus Ser 2001B,
  10-01-31                                                            5.250      AAA            1,500       1,562,010
  Rev Simmons College Ser 2000D, 10-01-29                             6.150      AAA            1,000       1,213,550
  Rev South Shore Hosp Ser F, 07-01-29                                5.750      A              1,000       1,013,130
  Rev St Luke's Hosp, 08-15-23                                       10.150#     AAA              500         536,630
  Rev Wheelock College Ser 2000B, 10-01-30                            5.625      Aaa            1,000       1,067,650
Massachusetts Housing Finance Agency,
  Hsg Rev Rental Mtg Ser 2001A, 07-01-30                              5.800      AAA            1,000       1,047,200
  Rev Insured Rental Hsg 1994 Ser A, 07-01-14                         6.600      AAA              960       1,000,128
Massachusetts Industrial Finance Agency,
  Assisted Living Facil Rev Newton Group Properties
  LLC Proj, 09-01-27                                                  8.000      BB             1,000       1,074,180
  Assisted Living Facil Rev TNG Marina Bay LLC Proj,
  12-01-27                                                            7.500      BB             1,000       1,036,330
Massachusetts Industrial Finance Agency (cont.),
  Resource Recovery Rev Ref Ogden Haverhill Proj
  Ser 1998A, 12-01-19                                                 5.600      BBB              500         457,035
  Resource Recovery Rev Ref Ser 1993A Refusetech
  Inc Proj, 07-01-05                                                  6.300      BBB+           1,825       1,874,166
  Rev Assumption College Iss 1996, 07-01-26                           6.000      AAA            1,000       1,141,270
  Rev Dana Hall School Iss, 07-01-17                                  5.800      BBB            1,090       1,127,234
  Rev Glenmeadow Retirement Community Ser C,
  02-15-18                                                            8.375      BBB+           1,000       1,200,730
  Rev St John's High School, 06-01-28                                 5.350      BBB+           1,000         964,100
  Rev Wtr Treatment American Hingham Proj, 12-01-20                   6.750      BBB            3,000       3,087,210
  Rev Wtr Treatment American Hingham Proj, 12-01-29                   6.900      BBB            1,310       1,354,461
Massachusetts Municipal Wholesale Electric Co,
  Pwr Supply Sys Rev 1993 Reg Inverse Floater,
  07-01-18                                                            9.426#     AAA            1,300       1,379,820
Massachusetts Port Auth,
  Rev Ref Ser 1992A, 07-01-23                                         6.000      A+             1,370       1,402,222
  Rev Ser C FSA-CR, 07-01-29                                          5.750      AAA            1,250       1,351,800
  Rev Special Facil Ser A USAir Proj, 09-01-16                        5.750      AAA            1,000       1,043,050
Massachusetts Turnpike Auth,
  Metro Highway Sys Rev Sr Lien Cap Apprec
  Ser 1997C, 01-01-20                                                  Zero      AAA            1,000         449,110
  Metro Highway Sys Rev Sr Ser 1997A, 01-01-23                        5.125      AAA            4,300       4,405,823
Massachusetts Water Pollution Abatement Trust,
  Rev Ref Pool Prog Ser 7, 02-01-31                                   5.125      AAA            2,320       2,378,766
  Wtr Poll Abatement Rev Ref Sub New Bedford Prog
  Ser A, 02-01-26                                                     4.750      Aaa            1,000         997,190
Massachusetts Water Resource Auth,
  Gen Rev Ref 1993 Ser B, 03-01-17                                    5.500      AA               400         408,148
  Gen Rev Ref 1993 Ser B, 03-01-22                                    5.000      AA               360         360,119
  Gen Rev Ref 1993 Ser C, 12-01-23                                    4.750      AA             1,000       1,000,770
  Gen Rev Ref 2002 Ser B, 08-01-27                                    5.125      AAA            1,000       1,029,850
Nantucket, Town of,
  GO Municipal Purpose Ln of 1991, 12-01-11                           6.800      Aaa               25          25,375
Narragansett Regional School District,
  GO Unltd, 06-01-18                                                  5.375      Aaa            1,000       1,102,090
Pittsfield, City of,
  GO Ltd, 04-15-19                                                    5.000      AAA            1,000       1,066,160
Plymouth, County of,
  Cert of Part Ref Correctional Facil Proj, 04-01-22                  5.000      AAA            1,000       1,029,450
Rail Connections, Inc.,
  Rev Cap Apprec Rte 128 Pkg Ser 1999B, 07-01-18                       Zero      Aaa            1,750         826,613
  Rev Cap Apprec Rte 128 Pkg Ser 1999B, 07-01-19                       Zero      Aaa            2,415       1,067,937
Route 3 North Transit Improvement Associates,
  Lease Rev, 06-15-29                                                 5.375      AAA            3,100       3,562,086
University of Massachusetts,
  Bldg Auth Facil Rev Gtd Ser 2000A, 11-01-25                         5.125      AAA            1,000       1,026,600

Puerto Rico 7.63%                                                                                           7,309,400
Childrens Trust Fund (The),
  Tobacco Settlement Rev Asset Backed Bond,
  05-15-33                                                            5.375      A              1,000         988,860
Puerto Rico Aqueduct and Sewer Auth,
  Ref Pars & Inflos Ser 1995 Gtd by the
  Commonwealth of Puerto Rico, 07-01-11                              10.527#     AAA            2,000       2,733,680
Puerto Rico, Commonwealth of,
  GO Pub Imp Inverse Rate Securities Ser 1996,
  07-01-11                                                           10.420#     AAA            1,000       1,374,820
Puerto Rico Highway and Transportation Auth,
  Highway Rev Cap RITES Ser Y, 07-01-14                               6.250      A              1,000       1,188,380
Puerto Rico Public Buildings Auth,
  Rev Gov't Facils Ser 1997B, 07-01-27                                5.000      AAA            1,000       1,023,660


                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                           RATE           (000s OMITTED)      VALUE
SHORT-TERM INVESTMENTS 2.09%                                                                               $2,002,000
(Cost $2,002,000)

Joint Repurchase Agreement 2.09%
Investment in a joint repurchase agreement transaction
  with State Street Bank & Trust Co. -- Dated 02-28-03,
  due 03-03-03 (Secured by U.S. Treasury Bonds, 7.125%
  thru 7.250% due 05-15-16 thru 02-15-23, U.S. Treasury
  Inflation Indexed Bonds, 3.875% thru 4.250% due
  01-15-10 thru 04-15-29, U.S. Treasury Inflation Indexed
  Note, 3.375% due 01-15-07 and U.S. Treasury Note,
  1.500% due 02-28-05)                                                          1.310%          2,002       2,002,000

TOTAL INVESTMENTS 98.25%                                                                                  $94,061,749

OTHER ASSETS AND LIABILITIES, NET 1.75%                                                                    $1,674,233

TOTAL NET ASSETS 100.00%                                                                                  $95,735,982

* Credit ratings are rated by Standard & Poor's where available, or Moody's Investors Service, Fitch or John Hancock Advisers, LLC, where
  Standard & Poor's ratings are not available.

# Represents rate in effect on February 28, 2003.

  The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.




PORTFOLIO
CONCENTRATION

February 28, 2003
(unaudited)

This table shows
the percentages
of the Fund's
investments
aggregated
by various
industries.



                                     VALUE AS A PERCENTAGE
INDUSTRY DISTRIBUTION                        OF NET ASSETS
General Obligation                                    7.07%
Revenue Bonds -- Building                             1.07
Revenue Bonds -- Correctional Facility                1.08
Revenue Bonds -- Economic Development                 0.97
Revenue Bonds -- Education                           19.73
Revenue Bonds -- Electric                             1.44
Revenue Bonds -- Financial                            1.21
Revenue Bonds -- Health                              10.54
Revenue Bonds -- Highway                              8.79
Revenue Bonds -- Hospital                             1.08
Revenue Bonds -- Improvement                          0.54
Revenue Bonds -- Industrial Development               5.02
Revenue Bonds -- Industrial Revenue                   6.86
Revenue Bonds -- Mass Transit                         1.08
Revenue Bonds -- Multi-Family                         2.14
Revenue Bonds -- Other                                8.90
Revenue Bonds -- Pollution Control                    2.49
Revenue Bonds -- Port Authority                       1.47
Revenue Bonds -- Resource Recovery                    0.58
Revenue Bonds -- School                               1.05
Revenue Bonds -- Transportation                       5.63
Revenue Bonds -- Water & Sewer                        7.42

Total tax-exempt long-term bonds                     96.16%

See notes to
financial statements.



ASSETS AND
LIABILITIES

February 28, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.


ASSETS
Investments at value (cost $87,204,388)                           $94,061,749
Cash                                                                      476
Receivable for investments sold                                       945,500
Receivable for shares sold                                             98,019
Interest receivable                                                 1,201,076
Other assets                                                            4,743

Total assets                                                       96,311,563

LIABILITIES
Payable for investments purchased                                     450,290
Payable for shares repurchased                                         39,461
Dividends payable                                                      18,648
Payable to affiliates                                                  41,894
Other payables and accrued expenses                                    25,288

Total liabilities                                                     575,581

NET ASSETS
Capital paid-in                                                    89,232,287
Accumulated net realized loss on investments                         (391,557)
Net unrealized appreciation of investments                          6,857,361
Accumulated net investment income                                      37,891

Net assets                                                        $95,735,982

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($66,024,022 [DIV] 5,215,391 shares)                           $12.66
Class B ($24,106,376 [DIV] 1,904,201 shares)                           $12.66
Class C ($5,605,584 [DIV] 442,801 shares)                              $12.66

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($12.66 [DIV] 95.5%)                                         $13.26
Class C ($12.66 [DIV] 99%)                                             $12.79

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales, the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
February 28, 2003
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME

Interest                                                           $2,591,073

Total investment income                                             2,591,073

EXPENSES
Investment management fee                                             230,608
Class A distribution and service fee                                   96,579
Class B distribution and service fee                                  114,996
Class C distribution and service fee                                   24,289
Transfer agent fee                                                     34,673
Accounting and legal services fee                                      19,303
Custodian fee                                                          17,344
Auditing fee                                                            9,990
Registration and filing fee                                             7,509
Printing                                                                5,981
Trustees' fee                                                           2,783
Miscellaneous                                                           2,119
Legal fee                                                                 455

Total expenses                                                        566,629

Net investment income                                               2,024,444

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investments                                     (131,886)
Change in unrealized appreciation
  (depreciation) of investments                                     1,302,105

Net realized and unrealized gain                                    1,170,219

Increase in net assets from operations                             $3,194,663

1 Semiannual period from 9-1-02 through 2-28-03.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                     YEAR        PERIOD
                                                    ENDED         ENDED
                                                  8-31-02       2-28-03 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                          $3,944,809    $2,024,444
Net realized gain (loss)                           64,052      (131,886)
Change in net unrealized
  appreciation (depreciation)                     628,585     1,302,105

Increase in net assets
  from operations                               4,637,446     3,194,663

Distributions to shareholders
From net investment income
Class A                                        (2,969,335)   (1,459,762)
Class B                                          (826,564)     (440,502)
Class C                                          (109,897)      (93,013)
                                               (3,905,796)   (1,993,277)
From Fund share transactions                    7,198,405     2,707,375

NET ASSETS
Beginning of period                            83,897,166    91,827,221

End of period 2                               $91,827,221   $95,735,982

1 Semiannual period from 9-1-02 through 2-28-03. Unaudited.

2 Includes accumulated net investment income of $6,724 and $37,891, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                           8-31-98     8-31-99     8-31-00     8-31-01     8-31-02 1   2-28-03 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $12.12      $12.60      $11.85      $11.80      $12.41      $12.50
Net investment income 3                                   0.66        0.64        0.64        0.59        0.58        0.28
Net realized and unrealized
  gain (loss) on investments                              0.48       (0.75)      (0.05)       0.61        0.08        0.16
Total from investment operations                          1.14       (0.11)       0.59        1.20        0.66        0.44
Less distributions
From net investment income                               (0.66)      (0.64)      (0.64)      (0.59)      (0.57)      (0.28)
Net asset value,
  end of period                                         $12.60      $11.85      $11.80      $12.41      $12.50      $12.66
Total return 4, 5 (%)                                     9.66       (0.96)       5.16       10.44        5.54        3.58 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $58         $58         $60         $63         $65         $66
Ratio of expenses
   to average net assets (%)                              0.70        0.70        0.77        0.97        1.03        1.02 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             1.10        1.05        1.09        1.05        1.03          --
Ratio of net investment income
  to average net assets (%)                               5.28        5.16        5.54        4.90        4.72        4.60 7
Portfolio turnover (%)                                       6           6          19          17          15           4

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                           8-31-98     8-31-99     8-31-00     8-31-01     8-31-02 1   2-28-03 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $12.12      $12.60      $11.85      $11.80      $12.41      $12.50
Net investment income 3                                   0.57        0.55        0.56        0.51        0.50        0.24
Net realized and unrealized
  gain (loss) on investments                              0.48       (0.75)      (0.05)       0.61        0.08        0.16
Total from investment operations                          1.05       (0.20)       0.51        1.12        0.58        0.40
Less distributions
From net investment income                               (0.57)      (0.55)      (0.56)      (0.51)      (0.49)      (0.24)
Net asset value,
  end of period                                         $12.60      $11.85      $11.80      $12.41      $12.50      $12.66
Total return 4,5 (%)                                      8.89       (1.66)       4.43        9.67        4.80        3.22 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $6         $13         $14         $19         $23         $24
Ratio of expenses
  to average net assets (%)                               1.40        1.40        1.47        1.67        1.73        1.72 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             1.80        1.75        1.79        1.75        1.73          --
Ratio of net investment income
  to average net assets (%)                               4.58        4.46        4.84        4.20        4.02        3.90 7
Portfolio turnover (%)                                       6           6          19          17          15           4

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                           8-31-99 9   8-31-00     8-31-01     8-31-02 1   2-28-03 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $12.46      $11.85      $11.80      $12.41      $12.50
Net investment income 3                                   0.21        0.56        0.51        0.50        0.24
Net realized and unrealized
  gain (loss) on investments                             (0.61)      (0.05)       0.61        0.08        0.16
Total from investment operations                         (0.40)       0.51        1.12        0.58        0.40
Less distributions
From net investment income                               (0.21)      (0.56)      (0.51)      (0.49)      (0.24)
Net asset value,
  end of period                                         $11.85      $11.80      $12.41      $12.50      $12.66
Total return 4,5 (%)                                     (3.23) 6     4.43        9.67        4.80        3.22 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 10       $1          $2          $4          $6
Ratio of expenses
  to average net assets (%)                               1.40 7      1.47        1.67        1.73        1.72 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             1.75 7      1.79        1.75        1.73          --
Ratio of net investment income
  to average net assets (%)                               4.30 7      4.84        4.20        4.02        3.90 7
Portfolio turnover (%)                                       6          19          17          15           4

1 As required, effective 9-1-01, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains per share by $0.01, and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 4.68%, 3.98% and 3.98% for Class A, Class B and Class C shares, respectively. The change had no effect on per share amounts for the period ended 2-28-03, and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 4.53%, 3.83% and 3.83% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

 2 Semiannual period from 9-1-02 through 2-28-03. Unaudited.

 3 Based on the average of the shares outstanding.

 4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 6 Not annualized.

 7 Annualized.

 8 Does not take into consideration expense reductions during the periods shown.

 9 Class C shares began operations on 4-1-99.

10 Less than $500,000.


See notes to
financial statements.



NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Massachusetts Tax-Free Income Fund (the "Fund") is a non-diversified series of John Hancock Tax-Exempt Series Fund, an open-end investment management company registered under the Investment Company Act of 1940. The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal and Massachusetts personal income taxes.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended February 28, 2003.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $232,080 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2004 -- $37,675, August 31, 2005 -- $6,645, and August 31, 2008 -- $187,760.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d)
0.40% of the next $250,000,000 and (e) 0.30% of the Fund's average daily net asset value in excess of $1,250,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended February 28, 2003, JH Funds received net up-front sales charges of $90,878 with regard to sales of Class A shares. Of this amount, $10,441 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $64,889 was paid as sales commissions to unrelated broker-dealers and $15,548 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended February 28, 2003, JH Funds received net up-front sales charges of $16,438 with regard to sales of Class C shares. Of this amount, $15,238 was paid as sales commissions to unrelated broker-dealers and $1,200 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2003, CDSCs received by JH Funds amounted to $28,622 for Class B shares and $61 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.04% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                  YEAR ENDED 8-31-03          PERIOD ENDED 2-28-03 1
                              SHARES          AMOUNT        SHARES          AMOUNT
Sold                       875,311       $10,706,940       259,670      $3,260,730
Distributions reinvested   156,228         1,910,203        79,120         992,507
Repurchased               (963,517)      (11,756,324)     (296,344)     (3,726,536)
Net increase                68,022          $860,819        42,446        $526,701

CLASS B SHARES
Sold                       494,835        $6,057,542       215,816      $2,715,402
Distributions reinvested    39,383           481,477        23,057         289,157
Repurchased               (192,406)       (2,352,267)     (184,789)     (2,330,444)
Net increase               341,812        $4,186,752        54,084        $674,115

CLASS C SHARES
Sold                       180,842        $2,215,245       130,371      $1,636,566
Distributions reinvested     4,584            56,098         4,518          56,653
Repurchased                 (9,991)         (120,509)      (14,934)       (186,660)
Net increase               175,435        $2,150,834       119,955      $1,506,559

NET INCREASE               585,269        $7,198,405       216,485      $2,707,375

1 Semiannual period from 9-1-02 through 2-28-03. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2003, aggregated $5,981,155 and $3,840,720, respectively.

The cost of investments owned on February 28, 2003, including short-term investments, for federal income tax purposes was $87,099,317. Gross unrealized appreciation and depreciation of investments aggregated $7,220,847 and $258,415, respectively, resulting in net unrealized appreciation of $6,962,432. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax adjustments for the accretion of discounts on debt securities.

NOTE E
Change in accounting principle

Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $34,915 increase in the cost of investments and a corresponding decrease in net unrealized appreciation of investments, based on securities held as of August 31, 2001.

The effect of this change for the year ended August 31, 2002, was to increase net investment income by $39,013, decrease unrealized appreciation of investments by $39,008 and decrease net realized gain on investments by $5.

The effect of this change for the period ended February 28, 2003, was to increase net investment income by $31,167, decrease unrealized appreciation of investments by $31,148 and increase net realized loss on investments by $19.

The financial highlights for prior periods have not been restated to reflect this change in presentation.



FOR YOUR
INFORMATION

TRUSTEES

Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell
Maureen R. Ford
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

HOW TO
CONTACT US

On the Internet                        www.jhfunds.com

By regular mail                        John Hancock Signature Services, Inc.
                                       1 John Hancock Way, Suite 1000
                                       Boston, MA 02217-1000

By express mail                        John Hancock Signature Services, Inc.
                                       Attn: Mutual Fund Image Operations
                                       529 Main Street
                                       Charlestown, MA 02129

Customer service representatives       1-800-225-5291

24-hour automated information          1-800-338-8080

TDD line                               1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Massachusetts Tax-Free Income Fund.

770SA     2/03
          4/03